OPERATING LEASE RIGHT-OF-USE ASSETS - Components (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Right of use assets:
Operating lease, right of use	€ 1,784	€ 1,555
Facilities
Right of use assets:
Operating lease, right of use	1,536	1,290
Equipment.
Right of use assets:
Operating lease, right of use	57	158
Furniture, fixture, fittings and other
Right of use assets:
Operating lease, right of use	€ 191	€ 107